Derivative Instruments - Schedule of Remaining Contractual Terms to Maturity for Notional Amounts of Derivative Contracts (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	$ 5,800,058	$ 4,707,717
Interest rate swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	4,562,936	3,572,605
Interest rate swap contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	3,831,997	3,202,365
Interest rate swap contract [member] | Forward rate agreements futures and options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	730,939	370,240
Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	1,070,741	983,461
Foreign exchange contracts [member] | Cross currency swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	92,916	85,586
Foreign exchange contracts [member] | Cross currency interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	455,232	434,210
Foreign exchange contracts [member] | Forward foreign exchange contracts, futures and options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	522,593	463,665
Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	76,097	70,764
Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	24,366	18,713
Commodity contract [member] | Futures and options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	51,731	52,051
Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	86,794	77,781
Credit Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	3,490	$ 3,106
Within 1 year [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	2,757,752
Within 1 year [member] | Interest rate swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	2,012,689
Within 1 year [member] | Interest rate swap contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	1,404,557
Within 1 year [member] | Interest rate swap contract [member] | Forward rate agreements futures and options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	608,132
Within 1 year [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	643,251
Within 1 year [member] | Foreign exchange contracts [member] | Cross currency swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	12,466
Within 1 year [member] | Foreign exchange contracts [member] | Cross currency interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	118,783
Within 1 year [member] | Foreign exchange contracts [member] | Forward foreign exchange contracts, futures and options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	512,002
Within 1 year [member] | Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	28,144
Within 1 year [member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	6,234
Within 1 year [member] | Commodity contract [member] | Futures and options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	21,910
Within 1 year [member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	72,922
Within 1 year [member] | Credit Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	746
1 to 3 years [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	1,050,344
1 to 3 years [member] | Interest rate swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	808,439
1 to 3 years [member] | Interest rate swap contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	707,683
1 to 3 years [member] | Interest rate swap contract [member] | Forward rate agreements futures and options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	100,756
1 to 3 years [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	193,232
1 to 3 years [member] | Foreign exchange contracts [member] | Cross currency swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	36,718
1 to 3 years [member] | Foreign exchange contracts [member] | Cross currency interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	147,231
1 to 3 years [member] | Foreign exchange contracts [member] | Forward foreign exchange contracts, futures and options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	9,283
1 to 3 years [member] | Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	40,472
1 to 3 years [member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	14,885
1 to 3 years [member] | Commodity contract [member] | Futures and options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	25,587
1 to 3 years [member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	7,953
1 to 3 years [member] | Credit Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	248
3 to 5 years [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	1,316,949
3 to 5 years [member] | Interest rate swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	1,181,453
3 to 5 years [member] | Interest rate swap contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	1,167,568
3 to 5 years [member] | Interest rate swap contract [member] | Forward rate agreements futures and options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	13,885
3 to 5 years [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	123,956
3 to 5 years [member] | Foreign exchange contracts [member] | Cross currency swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	24,980
3 to 5 years [member] | Foreign exchange contracts [member] | Cross currency interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	97,828
3 to 5 years [member] | Foreign exchange contracts [member] | Forward foreign exchange contracts, futures and options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	1,148
3 to 5 years [member] | Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	6,405
3 to 5 years [member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	2,875
3 to 5 years [member] | Commodity contract [member] | Futures and options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	3,530
3 to 5 years [member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	3,873
3 to 5 years [member] | Credit Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	1,262
5 to 10 years [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	614,532
5 to 10 years [member] | Interest rate swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	522,289
5 to 10 years [member] | Interest rate swap contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	514,392
5 to 10 years [member] | Interest rate swap contract [member] | Forward rate agreements futures and options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	7,897
5 to 10 years [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	88,404
5 to 10 years [member] | Foreign exchange contracts [member] | Cross currency swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	15,413
5 to 10 years [member] | Foreign exchange contracts [member] | Cross currency interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	72,857
5 to 10 years [member] | Foreign exchange contracts [member] | Forward foreign exchange contracts, futures and options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	134
5 to 10 years [member] | Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	1,076
5 to 10 years [member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	372
5 to 10 years [member] | Commodity contract [member] | Futures and options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	704
5 to 10 years [member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	1,680
5 to 10 years [member] | Credit Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	1,083
Over 10 years [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	60,481
Over 10 years [member] | Interest rate swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	38,066
Over 10 years [member] | Interest rate swap contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	37,797
Over 10 years [member] | Interest rate swap contract [member] | Forward rate agreements futures and options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	269
Over 10 years [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	21,898
Over 10 years [member] | Foreign exchange contracts [member] | Cross currency swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	3,339
Over 10 years [member] | Foreign exchange contracts [member] | Cross currency interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	18,533
Over 10 years [member] | Foreign exchange contracts [member] | Forward foreign exchange contracts, futures and options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	26
Over 10 years [member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	366
Over 10 years [member] | Credit Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	$ 151